Tax - Tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax	£ 497	£ 386	£ (283)
– for this year	387	359	(243)
– adjustments in respect of prior years	110	27	(40)
Deferred tax	288	41	(363)
– origination and reversal of temporary differences	272	25	(529)
– effect of changes in tax rates	0	0	33
– adjustments in respect of prior years	16	16	133
Total tax expense	785	427	(646)
Tax credit (charge) recorded directly to equity	£ (61)	£ (334)	£ 393